Schedule V - Valuation and Qualifying Accounts (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of details of valuation and qualifying accounts [line items]
Beginning balance	€ 199	€ 179	€ 213
Addition charged to earnings	154	72	35
Amounts written off and other changes	(70)	(53)	(70)
Currency translation	(7)		1
Ending balance	276	199	179
Mortgages [member]
Disclosure of details of valuation and qualifying accounts [line items]
Beginning balance	6	19
Ending balance	6	6	19
Other loans [member]
Disclosure of details of valuation and qualifying accounts [line items]
Beginning balance	159	118
Ending balance	182	159	118
Receivables [member]
Disclosure of details of valuation and qualifying accounts [line items]
Beginning balance	34	41
Ending balance	€ 88	€ 34	€ 41